CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities
Net loss	$ (43,525)	$ (29,537)	$ (25,003)
Adjustments to reconcile net loss to cash used in operating activities:
Depreciation, depletion and amortization	14,640	49,963	13,530
Asset retirement obligation accretion	2,235	1,047
Stock-based compensation	2,013	739	2,484
Currency transaction (gain) loss	(224)	22	(31)
Dry hole costs		(37)	2,176
Gain on divestiture, net		(4,160)
Other	16	55
Changes in operating assets and liabilities:
(Increase) decrease in accounts receivable	(3,046)	12,836	(8,528)
Decrease in other current assets	156	649	1,841
(Increase) decrease in inventories	(14,004)	(1,483)	72
Increase (decrease) in accounts payable and accrued expenses	5,114	(20,660)	(1,195)
Net cash (used in) provided by operating activities	(36,625)	9,434	(14,654)
Cash flows from investing activities
Capital expenditures	(602)	(3,576)	(7,159)
Proceeds from divestiture, net		2,364
Net sales of available for sale securities			256
Decrease in other assets		465	43
Proceeds from the sale long-term investments		1,966
Net cash (used in) provided by investing activities	(602)	1,219	(6,860)
Cash flows from financing activities
Allied Transaction adjustments	29,234	(15,331)
Proceeds from the exercise of stock options		3	177
Proceeds (repayments) of note payable - related party, net	4,350	(5,128)	6,000
Net cash provided by (used in) financing activities	33,584	(20,456)	6,177
Effect of exchange rate on cash and cash equivalents		(17)	45
Net decrease in cash and cash equivalents	(3,643)	(9,820)	(15,292)
Cash and cash equivalents at beginning of period	3,806	13,626	28,918
Cash and cash equivalents at end of period	163	3,806	13,626
Cash paid for:
Interest, net	99	117	120
Contingent consideration stock issued		890
Supplemental disclosure of non-cash investing and financing activities:
Nonsubsidiary common stock received as partial proceeds from divestiture, net		1,877
Common stock issued for services			707
Related party accounts payable, net, settled with related party notes payable	1,274
Non-cash gain from asset retirement obligation extinguishment	5,833
Net assets contributed by parent	$ 61,205	$ 190,925